Derecognition of financial assets	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Derecognition of financial assets
9.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program. The Trust issues securities to third-party investors.
As part of Canada’s response to
COVID-19,
the Government of Canada launched the Insured Mortgage Purchase Program (IMPP) to provide additional funding to banks and mortgage lenders in order to support continued lending to Canadians. Under this program, the CMHC purchases the insured mortgage pools.
The sale of mortgages under the above programs do not meet the derecognition requirements, where the Bank retains the pre-payment
and interest rate risks associated with the mortgages, which represents substantially all the risk and rewards associated with the transferred assets.

The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2020 (1)	April 30 2020 (1)	October 31 2019 (1)
Assets
Carrying value of residential mortgage loans	$20,487	$21,132	$20,885
Other related assets (2)	8,075	6,300	4,364
Liabilities
Carrying value of associated liabilities	$26,879	$25,744	$22,786
(1)
The fair value of the transferred assets is $28,595 (April 30, 2020 – $27,708; October 31, 2019 – $25,453) and the fair value of the associated liabilities is $28,080 (April 30, 2020 – $26,900; October 31, 2019 – $25,112) for a net position of $515 (April 30, 2020 – $808; October 31, 2019 – $341).

(2)
These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans
The Bank securitizes a portion of its unsecured personal lines of credit, credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal and credit cards loans.
During Q1 2020 the Bank securitized the following receivables:

•
$638 million of the Bank’s Canadian credit card receivables were securitized in January 2020, on a revolving basis through Trillium Credit Card Trust II (Trillium), a Bank-sponsored consolidated structured entity. As at
July

3
1
, 2020, US $489 million ($655 million Canadian dollars) Class A senior notes and Class B and Class C subordinated notes were outstanding in respect of Series
2020-1
and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at
July
 3
1
, 2020, assets pledged in relation to these notes were credit card receivables, denominated in Canadian dollars, of $689 million.

•
$1,392 million of the Bank’s Canadian auto loan receivables were securitized through Securitized Term Auto Receivables Trust
2019-CRT
(START
2019-CRT),
a Bank-sponsored consolidated structured entity. As at
July
 3
1
, 2020, US $75 million ($100 million Canadian dollars) START
2019-CRT
subordinated notes that were issued to third party investors were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at
Ju
l
y
 3
1
, 2020, assets pledged in relation to these notes were Canadian auto loan receivables, denominated in Canadian dollars, of $1,011 million.

Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position along with the cash collateral received from the counterparty that is classified as deposit liabilities.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2020 (1)	April 30 2020 (1)	October 31 2019 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$121,671	$140,760	$110,879
Securities lending agreements	50,181	55,687	50,300
Total	171,852	196,447	161,179
Carrying value of associated liabilities (3)	$137,351	$166,118	$124,083
(1)
The fair value of transferred assets is $171,852 (April 30, 2020 – $196,447; October 31, 2019 – $161,179) and the fair value of the associated liabilities is $137,351 (April 30, 2020 – $166,118; October 31, 2019 – $124,083), for a net position of $34,501 (April 30, 2020 – $30,329; October 31, 2019 – $37,096).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Continuing involvement in transferred financial assets that qualify for derecognition
Loans issued by the Bank under the Canada Emergency Business Account (CEBA) program are derecognized from the Consolidated Statement of Financial Position as the program meets the pass-through criteria for derecognition of financial assets under IFRS 9.
As at July 31, 2020
,
the Bank has derecognized $2,717 million CEBA loans. The Bank retains a continuing involvement in these derecognized loans through its servicing of these loans on behalf of EDC. The administration fees the Bank receives for servicing the loans are considered a recovery of costs. The servicing rights are not separately recognized.